Schedule of Intangible assets (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total intangible assets	$ 4,813,415	$ 1,297,263	$ 811,361
Brand names [member]
IfrsStatementLineItems [Line Items]
Total intangible assets	18,671	22,590	26,414	$ 26,414
Brand names [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Total intangible assets	52,243	52,243	50,843
Brand names [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Total intangible assets	(33,572)	(29,653)	(24,429)
Platform development [member]
IfrsStatementLineItems [Line Items]
Total intangible assets	977,884	1,274,673	784,947	$ 1,034,302
Platform development [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Total intangible assets	1,988,033	1,988,033	1,136,149
Platform development [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Total intangible assets	$ (1,010,149)	$ (713,360)	$ (351,202)